Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 17,522	$ 20,697	$ 17,505
Interest expense		6,478	10,146	7,440
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		15,055	17,871	15,275
Interest expense		6,062	9,824	7,139
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		685	960	749
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,782	1,866	1,481
Interest expense		$ 416	$ 322	$ 301

[1]	Interest income included $15.7 billion for the year ended October 31, 2020 (2019: $18.8 billion) calculated based on the effective interest rate method.